Commitments and contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under cancellable operating lease	$ 243	$ 543	$ 935
Within 1 year
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under cancellable operating lease	243	300	289
After 1 year but not more than 5 years
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under cancellable operating lease	$ 0	$ 243	$ 646